Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock And Deferred Compensation [Member]	Shares Acquired By ESOP [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2015	$ 41,496	$ 5,385	$ 18,245	$ (2,125)	$ (1,271)	$ 21,443	$ (181)
Net income	3,580	0	0	0	0	3,580	0
Other comprehensive income (loss)	(273)	0	0	0	0	0	(273)
Cash dividends - per share	(2,540)	0	0	0	0	(2,540)	0
Shares purchased for deferred compensation plan	0	0	(199)	199	0	0	0
Expense related to share-based compensation plans	147	0	147	0	0	0	0
Restricted stock activity	0	40	(40)	0	0	0	0
Amortization of ESOP	231	0	(129)	0	360	0	0
Balance at Dec. 31, 2016	42,641	5,425	18,024	(1,926)	(911)	22,483	(454)
Net income	3,546	0	0	0	0	3,546	0
Other comprehensive income (loss)	34	0	0	0	0	0	34
Cash dividends - per share	(2,769)	0	0	0	0	(2,769)	0
Shares purchased for deferred compensation plan	0	0	(209)	209	0	0	0
Expense related to share-based compensation plans	163	0	163	0	0	0	0
Restricted stock activity	0	10	(10)	0	0	0	0
Amortization of ESOP	280	0	52	0	228	0	0
Balance at Dec. 31, 2017	$ 43,895	$ 5,435	$ 18,020	$ (1,717)	$ (683)	$ 23,260	$ (420)